Derivatives, Derivatives in Fair Value Hedging Relationships (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Net Gains Losses Recognized In Income Statement Related To Derivatives In Fair Value Hedging Relationships [Abstract]
Net interest income (expense) recognized on derivatives (1)	$ 1,344	$ 1,342	$ 1,404
Gains (losses) recorded in noninterest income recognized on derivatives	(2,449)	(1,817)	604
Gains (losses) recorded in noninterest income recognized on hedged item	2,443	1,895	(98)
Net recognized on fair value hedges (ineffective portion)	(6)	78	506
Derivatives (Textual) [Abstract]
Time value component recognized as net interest income (expense) on forward derivatives excluded from the assessment of hedge effectiveness	(13)	(7)	(1)
Available-for-sale securities [Member] | Interest rate contract [Member]
Net Gains Losses Recognized In Income Statement Related To Derivatives In Fair Value Hedging Relationships [Abstract]
Net interest income (expense) recognized on derivatives (1)	(582)	(782)	(722)
Gains (losses) recorded in noninterest income recognized on derivatives	(418)	(18)	(1,943)
Gains (losses) recorded in noninterest income recognized on hedged item	443	7	1,911
Net recognized on fair value hedges (ineffective portion)	25	(11)	(32)
Available-for-sale securities [Member] | Foreign exchange contract [Member]
Net Gains Losses Recognized In Income Statement Related To Derivatives In Fair Value Hedging Relationships [Abstract]
Net interest income (expense) recognized on derivatives (1)	9	0	(10)
Gains (losses) recorded in noninterest income recognized on derivatives	265	253	391
Gains (losses) recorded in noninterest income recognized on hedged item	(271)	(247)	(388)
Net recognized on fair value hedges (ineffective portion)	(6)	6	3
Mortgages held for sale [Member] | Interest rate contract [Member]
Net Gains Losses Recognized In Income Statement Related To Derivatives In Fair Value Hedging Relationships [Abstract]
Net interest income (expense) recognized on derivatives (1)	(6)	(13)	(15)
Gains (losses) recorded in noninterest income recognized on derivatives	(11)	(9)	(49)
Gains (losses) recorded in noninterest income recognized on hedged item	7	(4)	32
Net recognized on fair value hedges (ineffective portion)	(4)	(13)	(17)
Long-term Debt [Member] | Interest rate contract [Member]
Net Gains Losses Recognized In Income Statement Related To Derivatives In Fair Value Hedging Relationships [Abstract]
Net interest income (expense) recognized on derivatives (1)	1,892	1,955	1,843
Gains (losses) recorded in noninterest income recognized on derivatives	(1,746)	327	3,623
Gains (losses) recorded in noninterest income recognized on hedged item	1,707	(251)	(3,143)
Net recognized on fair value hedges (ineffective portion)	(39)	76	480
Long-term Debt [Member] | Foreign exchange contract [Member]
Net Gains Losses Recognized In Income Statement Related To Derivatives In Fair Value Hedging Relationships [Abstract]
Net interest income (expense) recognized on derivatives (1)	31	182	308
Gains (losses) recorded in noninterest income recognized on derivatives	(539)	(2,370)	(1,418)
Gains (losses) recorded in noninterest income recognized on hedged item	557	2,390	1,490
Net recognized on fair value hedges (ineffective portion)	$ 18	$ 20	$ 72